Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 40,723	R$ 38,119
Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	43,500	35,203
Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	2,385	2,398
Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 778	R$ 518